T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.3%
COMMUNICATION SERVICES 9.7%
Diversified Telecommunication Services 0.9%
AST SpaceMobile (1)	43	3
AT&T	1,287	37
Comcast, Class A	648	19
Deutsche Telekom, ADR	205	8
Verizon Communications	777	39
		106
Entertainment 1.4%
Electronic Arts	46	9
Liberty Media-Liberty Formula One, Class C (1)	60	5
Live Nation Entertainment (1)	41	6
Netflix (1)	802	77
ROBLOX, Class A (1)	118	7
Roku (1)	27	3
Spotify Technology (1)	27	13
Take-Two Interactive Software (1)	35	7
TKO Group Holdings	45	9
Walt Disney	299	29
Warner Bros Discovery (1)	436	12
		177
Interactive Media & Services 7.1%
Alphabet, Class A	1,470	423
Alphabet, Class C	736	211
Meta Platforms, Class A	427	244
Pinterest, Class A (1)	375	7
Reddit, Class A (1)	22	3
		888
Media 0.1%
Charter Communications, Class A (1)	21	5
DoubleVerify Holdings (1)	19	-
Omnicom Group	79	6
Trade Desk, Class A (1)	101	2
		13
Wireless Telecommunication Services 0.2%
T-Mobile US	147	31
		31
Total Communication Services		1,215

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER DISCRETIONARY 10.1%
Automobile Components 0.1%
Aptiv (1)	50	3
BorgWarner	104	6
		9
Automobiles 1.9%
Ford Motor	759	9
General Motors	176	13
Rivian Automotive, Class A (1)	156	2
Tesla (1)	560	208
		232
Broadline Retail 3.4%
Amazon.com (1)	1,939	404
Coupang, Class A (1)	249	5
eBay	90	8
PDD Holdings, ADR (1)	30	3
		420
Distributors 0.0%
Genuine Parts	43	5
		5
Hotels, Restaurants & Leisure 2.0%
Airbnb, Class A (1)	81	10
Booking Holdings	13	55
Boyd Gaming	7	1
Carnival Corp	225	6
Cava Group (1)	4	-
Chipotle Mexican Grill (1)	264	9
Darden Restaurants	27	5
DoorDash, Class A (1)	68	10
DraftKings (1)	107	2
Expedia Group	24	6
Flutter Entertainment (1)	33	3
Hilton Worldwide Holdings	47	14
Las Vegas Sands	372	20
Marriott International, Class A	45	15
McDonald's	133	41
Norwegian Cruise Line Holdings (1)	130	2
Restaurant Brands International	77	6
Royal Caribbean Cruises	47	13
Starbucks	211	19
Travel Leisure	80	6
Wendy's	466	3

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Yum! Brands	57	9
		255
Household Durables 0.3%
DR Horton	64	9
Garmin	33	8
Lennar, Class A	60	5
PulteGroup	76	9
Somnigroup International	48	3
		34
Leisure Products 0.0%
Hasbro	44	4
		4
Specialty Retail 2.2%
AutoZone (1)	8	27
Best Buy	48	3
Burlington Stores (1)	18	6
CarMax (1)	80	3
Carvana (1)	24	7
Dick's Sporting Goods	17	3
Five Below (1)	16	4
GameStop, Class A (1)	83	2
Home Depot	196	64
Lowe's	184	43
O'Reilly Automotive (1)	270	25
Ross Stores	64	14
TJX	246	39
Tractor Supply	108	5
Ulta Beauty (1)	51	27
Wayfair, Class A (1)	22	2
Williams-Sonoma	25	5
		279
Textiles, Apparel & Luxury Goods 0.2%
Deckers Outdoor (1)	33	3
Lululemon Athletica (1)	23	4
NIKE, Class B	219	12
On Holding, Class A (1)	50	2
Tapestry	46	6
		27
Total Consumer Discretionary		1,265
CONSUMER STAPLES 4.7%
Beverages 0.8%
Celsius Holdings (1)	40	1
Coca-Cola	697	53

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Constellation Brands, Class A	41	6
Keurig Dr Pepper	417	11
Monster Beverage (1)	146	11
PepsiCo	131	20
		102
Consumer Staples Distribution & Retail 2.0%
Casey's General Stores	6	4
Costco Wholesale	83	83
Dollar General	91	11
Dollar Tree (1)	88	10
Kroger	124	9
Performance Food Group (1)	51	5
Sysco	103	7
Target	91	11
U.S. Foods Holding (1)	67	6
Walmart	815	101
		247
Food Products 0.4%
Archer-Daniels-Midland	164	12
Bunge Global	33	4
Flowers Foods	566	5
General Mills	168	6
Hershey	27	6
Kraft Heinz	249	6
McCormick	66	3
Mondelez International	247	14
		56
Household Products 0.8%
Church & Dwight	79	7
Colgate-Palmolive	267	23
Kimberly-Clark	75	7
Procter & Gamble	467	68
		105
Personal Care Products 0.1%
Estee Lauder, Class A	46	3
Kenvue	370	6
		9
Tobacco 0.6%
Altria Group	146	10
Imperial Brands, ADR	211	9
Philip Morris International	318	52
		71
Total Consumer Staples		590

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
ENERGY 3.9%
Energy Equipment & Services 0.3%
Baker Hughes	187	12
Halliburton	206	8
SLB	201	10
TechnipFMC	218	15
		45
Oil, Gas & Consumable Fuels 3.6%
Cheniere Energy	45	13
Chevron	357	74
ConocoPhillips	224	29
Coterra Energy	202	7
Devon Energy	195	10
Diamondback Energy	45	9
EOG Resources	211	30
EQT	127	8
Expand Energy	49	5
Exxon Mobil	832	141
Kinder Morgan	384	13
Marathon Petroleum	4	1
Occidental Petroleum	167	11
ONEOK	131	12
Ovintiv	150	9
Phillips 66	79	14
Suncor Energy	240	16
Targa Resources	42	10
Texas Pacific Land	8	4
TotalEnergies	145	13
Valero Energy	3	1
Williams	228	17
		447
Total Energy		492
FINANCIALS 13.2%
Banks 3.8%
Bank of America	1,764	86
Barclays, ADR	168	3
Citigroup	546	62
Commerce Bancshares	154	8
Fifth Third Bancorp	192	9
First Hawaiian	420	10
FNB	681	11
Huntington Bancshares	783	12
ING Groep, ADR	139	4
JPMorgan Chase	512	151
M&T Bank	45	9

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
NU Holdings, Class A (1)	597	9
PNC Financial Services Group	76	16
Southstate Bank	25	2
Truist Financial	266	12
U.S. Bancorp	560	29
UniCredit, ADR	106	4
Wells Fargo	503	40
		477
Capital Markets 3.2%
Ameriprise Financial	15	7
Ares Management	42	4
Bank of New York Mellon	286	34
Blackrock	26	25
Blackstone	140	16
Carlyle Group	67	3
Cboe Global Markets	23	6
Charles Schwab	560	53
CME Group	67	20
Coinbase Global, Class A (1)	44	8
Goldman Sachs Group	60	51
Interactive Brokers Group, Class A	89	6
Intercontinental Exchange	103	16
KKR	127	12
LPL Financial Holdings	30	9
Moody's	28	12
Morgan Stanley	260	43
MSCI	17	9
Nasdaq	101	8
Northern Trust	50	7
Raymond James Financial	43	6
Robinhood Markets, Class A (1)	139	10
S&P Global	54	23
State Street	84	11
		399
Consumer Finance 0.5%
American Express	114	35
Capital One Financial	117	21
SoFi Technologies (1)	230	4
Synchrony Financial	91	6
		66
Financial Services 3.6%
Affirm Holdings (1)	55	2
Apollo Global Management	161	18
Berkshire Hathaway, Class B (1)	350	168
Block (1)	101	6

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Corebridge Financial	486	12
Corpay (1)	6	2
Fidelity National Information Services	114	5
Fiserv (1)	126	7
Global Payments	202	14
Mastercard, Class A	183	91
PayPal Holdings	72	3
Rocket, Class A (1)	168	2
Toast, Class A (1)	97	3
Visa, Class A	377	114
		447
Insurance 2.0%
Aflac	93	10
Allstate	103	21
American International Group	188	14
Aon, Class A	42	14
Arch Capital Group (1)	98	9
Arthur J. Gallagher	48	10
AXA, ADR	96	5
Brown & Brown	13	1
Chubb	148	48
Cincinnati Financial	47	7
Hanover Insurance Group	9	2
Hartford Insurance Group	83	11
Kemper	18	1
Markel Group (1)	3	6
Marsh & McLennan	118	21
MetLife	345	24
Progressive	103	21
Prudential Financial	84	8
Travelers	43	13
Willis Towers Watson	22	6
		252
Mortgage Real Estate Investment Trusts 0.1%
Annaly Capital Management, REIT	247	5
Starwood Property Trust, REIT	357	6
		11
Total Financials		1,652
HEALTH CARE 9.7%
Biotechnology 2.2%
AbbVie	266	58
Alnylam Pharmaceuticals (1)	23	8
Amgen	83	29
Biogen (1)	30	6

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
BioMarin Pharmaceutical (1)	7	-
Exelixis (1)	67	3
Gilead Sciences	530	74
Incyte (1)	40	4
Insmed (1)	42	7
Ionis Pharmaceuticals (1)	43	3
Moderna (1)	79	4
Natera (1)	25	5
Neurocrine Biosciences (1)	23	3
Regeneron Pharmaceuticals	35	27
Revolution Medicines (1)	35	3
United Therapeutics (1)	28	17
Vertex Pharmaceuticals (1)	39	17
		268
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	277	28
Align Technology (1)	22	4
Baxter International	211	4
Becton Dickinson & Company	55	9
Boston Scientific (1)	266	17
Cooper (1)	54	4
Dexcom (1)	75	5
Edwards Lifesciences (1)	107	9
GE HealthCare Technologies	90	6
IDEXX Laboratories (1)	18	10
Insulet (1)	18	4
Intuitive Surgical (1)	91	42
Medtronic	230	20
Penumbra (1)	7	2
ResMed	99	22
STERIS	24	5
Stryker	71	23
Zimmer Biomet Holdings	66	6
		220
Health Care Providers & Services 1.7%
Cardinal Health	46	10
Cencora	38	12
Centene (1)	114	4
Cigna	51	13
CVS Health	336	24
Elevance Health	44	13
HCA Healthcare	20	9
Humana	23	4
Labcorp Holdings	22	6
McKesson	46	40

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Quest Diagnostics	55	11
Tenet Healthcare (1)	96	18
UnitedHealth Group	189	51
		215
Health Care Technology 0.0%
Veeva Systems, Class A (1)	28	5
		5
Life Sciences Tools & Services 0.8%
Agilent Technologies	58	6
Danaher	100	19
Illumina (1)	30	4
IQVIA Holdings (1)	30	5
Mettler-Toledo International (1)	3	4
Revvity	46	4
Thermo Fisher Scientific	87	43
Waters (1)	22	6
West Pharmaceutical Services	19	5
		96
Pharmaceuticals 3.2%
Bristol-Myers Squibb	150	9
Elanco Animal Health (1)	120	3
Eli Lilly	169	155
Johnson & Johnson	460	112
Merck	575	69
Pfizer	887	25
Royalty Pharma, Class A	97	5
Viatris	794	11
Zoetis	128	15
		404
Total Health Care		1,208
INDUSTRIALS & BUSINESS SERVICES 9.7%
Aerospace & Defense 2.5%
ATI (1)	27	4
Axon Enterprise (1)	17	7
Boeing (1)	119	24
BWX Technologies	22	5
Carpenter Technology	6	2
Curtiss-Wright	7	5
FTAI Aviation	20	5
GE Aerospace	286	81
General Dynamics	46	16
HEICO, Class A	21	4
Howmet Aerospace	83	19
Huntington Ingalls Industries	8	3

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
L3Harris Technologies	57	20
Lockheed Martin	27	16
Northrop Grumman	50	34
Rocket Lab (1)	77	5
RTX	211	41
Textron	54	5
TransDigm Group	7	8
Woodward	18	6
		310
Air Freight & Logistics 0.3%
CH Robinson Worldwide	25	4
Expeditors International of Washington	28	4
FedEx	49	18
United Parcel Service, Class B	130	13
		39
Building Products 0.5%
Builders FirstSource (1)	28	2
Carlisle	9	3
Carrier Global	169	10
Johnson Controls International	126	16
Lennox International	6	3
Simpson Manufacturing	28	5
Trane Technologies	43	18
		57
Commercial Services & Supplies 0.4%
Cintas	66	11
Copart (1)	180	6
RB Global	45	4
Republic Services	43	10
Veralto	65	6
Waste Management	67	15
		52
Construction & Engineering 0.3%
API Group (1)	97	4
Comfort Systems	6	8
EMCOR Group	7	5
MasTec (1)	1	-
Quanta Services	27	15
Vinci, ADR	42	2
		34
Electrical Equipment 1.2%
AMETEK	127	27
Eaton	59	21

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Emerson Electric	104	14
GE Vernova	37	32
Hubbell	27	13
nVent Electric	46	5
Rockwell Automation	22	8
Vertiv Holdings, Class A	114	29
		149
Ground Transportation 0.9%
Canadian National Railway	75	8
CSX	947	39
Landstar System	38	6
Norfolk Southern	46	13
Old Dominion Freight Line	43	8
Uber Technologies (1)	318	23
Union Pacific	44	11
XPO (1)	26	5
		113
Industrial Conglomerates 0.3%
3M	98	14
Honeywell International	108	25
		39
Machinery 2.3%
Caterpillar	108	77
Cummins	33	18
Deere	51	29
Donaldson	24	2
Dover	77	16
Fortive	226	13
Graco	129	11
Illinois Tool Works	60	16
Ingersoll-Rand	93	7
Oshkosh	2	-
Otis Worldwide	84	6
PACCAR	104	12
Parker-Hannifin	44	39
RBC Bearings (1)	6	3
Stanley Black & Decker	164	12
Westinghouse Air Brake Technologies	40	10
Xylem	93	11
		282
Passenger Airlines 0.1%
Delta Air Lines	141	9
Southwest Airlines	97	4

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
United Airlines Holdings (1)	67	6
		19
Professional Services 0.6%
Automatic Data Processing	105	21
Broadridge Financial Solutions	40	6
CACI International, Class A (1)	4	2
Equifax	26	5
Jacobs Solutions	30	4
Leidos Holdings	7	1
Paychex	71	7
SS&C Technologies Holdings	266	18
TransUnion	49	3
Verisk Analytics	30	6
		73
Trading Companies & Distributors 0.3%
AerCap Holdings	17	2
Fastenal	236	11
Ferguson Enterprises	17	4
QXO (1)	103	2
United Rentals	12	9
WESCO International	17	5
WW Grainger	7	7
		40
Total Industrials & Business Services		1,207
INFORMATION TECHNOLOGY 31.3%
Communications Equipment 1.2%
Arista Networks (1)	256	31
Ciena (1)	46	18
Cisco Systems	901	70
F5 (1)	16	5
Lumentum Holdings (1)	16	11
Motorola Solutions	37	16
		151
Electronic Equipment, Instruments & Components 1.1%
Amphenol, Class A	296	37
CDW	54	6
Coherent (1)	27	6
Corning	122	17
Flex (1)	162	11
Jabil	23	6
Keysight Technologies (1)	49	14
TE Connectivity	127	27
Teledyne Technologies (1)	17	10

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Zebra Technologies, Class A (1)	28	6
		140
IT Services 0.9%
Accenture, Class A	99	20
Akamai Technologies (1)	41	5
Cloudflare, Class A (1)	58	12
Cognizant Technology Solutions, Class A	101	6
Gartner (1)	21	3
GoDaddy, Class A (1)	57	5
International Business Machines	143	35
MongoDB (1)	17	4
Okta (1)	42	3
Snowflake (1)	58	9
Twilio, Class A (1)	28	3
VeriSign	21	5
		110
Semiconductors & Semiconductor Equipment 13.6%
Advanced Micro Devices (1)	302	61
Analog Devices	77	25
Applied Materials	233	80
ASML Holding	4	5
Astera Labs (1)	23	3
Broadcom	974	301
Credo Technology Group Holding (1)	33	3
Entegris	33	4
First Solar (1)	47	9
Intel (1)	840	37
KLA	22	32
Lam Research	213	46
Lattice Semiconductor (1)	29	3
MACOM Technology Solutions Holdings (1)	19	4
Marvell Technology	162	16
Microchip Technology	101	7
Micron Technology	240	81
MKS	25	6
Monolithic Power Systems	6	7
NVIDIA	4,825	841
NXP Semiconductors	75	15
ON Semiconductor (1)	196	12
Qnity Electronics	60	7
QUALCOMM	236	30
Taiwan Semiconductor Manufacturing, ADR	87	29
Teradyne	27	8
Texas Instruments	128	25
		1,697

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Software 7.9%
Adobe (1)	58	14
AppLovin, Class A (1)	65	26
Atlassian, Class A (1)	33	2
Autodesk (1)	43	10
Cadence Design Systems (1)	68	19
Crowdstrike Holdings, Class A (1)	45	18
Datadog, Class A (1)	57	7
DocuSign (1)	3	-
Fair Isaac (1)	3	3
Fortinet (1)	154	13
Guidewire Software (1)	20	3
HubSpot (1)	8	2
Intuit	76	33
Microsoft	1,556	576
MicroStrategy, Class A (1)	49	6
Nutanix, Class A (1)	58	2
Oracle	329	48
Palantir Technologies, Class A (1)	386	57
Palo Alto Networks (1)	163	26
PTC (1)	37	5
Roper Technologies	35	12
Salesforce.com	198	37
ServiceNow (1)	288	30
Synopsys (1)	33	13
Trimble (1)	68	5
Tyler Technologies (1)	8	3
Unity Software (1)	4	-
Workday (1)	91	12
Zoom Communications (1)	64	5
Zscaler (1)	22	3
		990
Technology Hardware, Storage & Peripherals 6.6%
Apple	2,937	745
Dell Technologies, Class C	55	9
Everpure, Class A (1)	70	4
Hewlett Packard Enterprise	248	6
HP	229	5
NetApp	92	10
Sandisk (1)	24	15
Super Micro Computer (1)	91	2
Western Digital	88	24
		820
Total Information Technology		3,908

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
MATERIALS 2.4%
Chemicals 1.2%
Air Products & Chemicals	45	13
Albemarle	23	4
Corteva	145	12
Dow	225	9
DuPont de Nemours	102	5
Ecolab	47	13
International Flavors & Fragrances	72	5
Linde	109	54
LyondellBasell Industries, Class A	99	8
PPG Industries	70	8
Sherwin-Williams	44	14
Solstice Advanced Materials	1	-
		145
Construction Materials 0.2%
CRH	120	12
Martin Marietta Materials	9	5
Vulcan Materials	28	8
		25
Containers & Packaging 0.2%
Amcor	125	5
Avery Dennison	51	9
International Paper	85	3
Silgan Holdings	34	1
Smurfit WestRock	120	5
		23
Metals & Mining 0.8%
Alcoa	54	4
Anglogold Ashanti	188	18
Freeport-McMoRan	253	15
Kinross Gold	195	6
MP Materials (1)	26	1
Newmont	249	27
Nucor	44	7
Reliance Steel & Aluminum	29	9
Royal Gold	19	5
Southern Copper	14	2
Steel Dynamics	64	12
		106
Total Materials		299

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 2.2%
Diversified REITs 0.0%
WP Carey, REIT	22	2
		2
Health Care REITs 0.3%
Ventas, REIT	54	4
Welltower, REIT	146	29
		33
Hotel & Resort REITs 0.0%
Park Hotels & Resorts, REIT	443	5
		5
Industrial REITs 0.2%
Prologis, REIT	195	26
		26
Office REITs 0.0%
Highwoods Properties, REIT	196	4
		4
Real Estate Management & Development 0.1%
CBRE Group, Class A (1)	57	8
CoStar Group (1)	90	3
Jones Lang LaSalle (1)	16	5
		16
Residential REITs 0.3%
AvalonBay Communities, REIT	83	14
Equity Residential, REIT	196	12
Essex Property Trust, REIT	35	8
Invitation Homes, REIT	56	1
		35
Retail REITs 0.3%
Federal Realty Investment Trust, REIT	77	8
Realty Income, REIT	187	12
Simon Property Group, REIT	60	11
		31
Specialized REITs 1.0%
American Tower, REIT	89	15
Crown Castle, REIT	89	7
Digital Realty Trust, REIT	88	16
Equinix, REIT	22	22
Extra Space Storage, REIT	49	6
Iron Mountain, REIT	60	6
Lamar Advertising, Class A, REIT	126	16

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Public Storage, REIT	46	12
SBA Communications, REIT	27	5
VICI Properties, REIT	247	7
Weyerhaeuser, REIT	236	6
		118
Total Real Estate		270
UTILITIES 2.4%
Electric Utilities 1.3%
American Electric Power	104	14
Constellation Energy	64	18
Duke Energy	16	2
Edison International	83	6
Entergy	190	21
Eversource Energy	92	6
Exelon	300	15
NextEra Energy	404	38
NRG Energy	40	6
OGE Energy	23	1
PG&E	952	17
PPL	64	2
Southern	23	2
Xcel Energy	154	12
		160
Gas Utilities 0.1%
Atmos Energy	51	9
		9
Independent Power & Renewable Electricity Producer 0.2%
Talen Energy (1)	7	2
Vistra	154	23
		25
Multi-Utilities 0.7%
Ameren	147	16
CenterPoint Energy	140	6
CMS Energy	98	8
Consolidated Edison	156	18
Dominion Energy	193	12
DTE Energy	67	10
Public Service Enterprise Group	114	9
Sempra	126	12
		91

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

	Shares	$ Value
(Cost and value in $000s)
Water Utilities 0.1%
American Water Works	55	8
		8
Total Utilities		293
Total Common Stocks (Cost $13,054)		12,399
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, 3.60% (2)	83,033	83
Total Short-Term Investments (Cost $83)		83
Total Investments in Securities 99.9% of Net Assets (Cost $13,137)		$12,482
Other Assets Less Liabilities 0.1%		7
Net Assets 100.0%		$12,489

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Active Core U.S. Equity ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE ACTIVE CORE U.S. EQUITY ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1251-054Q1
03/26